LOANS AND FINANCING - Schedule of Amortization of Debt (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	R$ 23,059,604	R$ 14,981,417
Current	13,783,259	2,207,199	R$ 1,100,051
Non-current	9,276,345	12,774,218	R$ 8,598,861
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	0	2,207,199
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	13,783,259	1,211,585
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	187,397	160,172
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	5,880,851	6,267,806
2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	970,121	1,520,407
After 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	R$ 2,237,976	R$ 3,614,248